Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
SEC Schedule, 12-09, Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

AVALON HOLDINGS CORPORATION AND SUBSIDIARIES

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

(in thousands)

		Additions
DESCRIPTION	Balance at Beginning of Year	Charged (Credited) to Costs and Expenses		Charged to Other Accounts	Deductions / (Recoveries)		Balance at End of Year

Year ended December 31, 2021
Allowance for credit losses	$265	$36		$-	36	(1)	$265
Deferred tax asset valuation allowance	$2,269	$82	(2)	$-	-		$2,351

Year ended December 31, 2020
Allowance for credit losses	$275	$40		$-	50	(1)	$265
Deferred tax asset valuation allowance	$2,043	$226	(2)	$-	-		$2,269

(1) Accounts receivable written-off as uncollectible, net of recoveries.
(2) Change in valuation allowance primarily for deferred tax assets when it is more likely than not that the deferred tax assets will not be realized.